CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (74,055)	$ (11,965)	$ (25,905)	$ (22,964)
Other comprehensive income (loss):
Foreign currency translation adjustment	(566)	350	828	111
Unrealized loss on marketable securities			(1)
Total other comprehensive (loss) income	(566)	350	827	111
Comprehensive loss	$ (74,621)	$ (11,615)	$ (25,078)	$ (22,853)